Insurance contracts and private pension (Tables)	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Summary of Main Insurance lines
a)	Indexes

	Sales ratio		Loss ratio
	%		%
Main Insurance Lines	01/01 to 12/31/2018	01/01 to 12/31/2017	01/01 to 12/31/2018	01/01 to 12/31/2017
Group accident insurance	34.3	38.0	9.4	7.8
Individual accident	14.1	12.5	20.8	23.5
Commercial multiple peril	21.1	21.2	29.3	36.4
Internal credit	0.7	0.9	134.5	139.6
Mandatory insurance for personal injury caused by motor vehicles (DPVAT)	0	1.2	0	84.5
Serious or terminal diseases	16.1	10.7	17.5	21.1
Extended warranty - assets	62.0	62.1	13.9	16.0
Credit Life	20.4	18.7	18.3	16.9
Income from Uncertain Events	20.3	16.3	17.1	18.4
Multiple risks	48.1	57.8	53.3	27.2
Home insurance in market policies – Credit Life	20.4	20.7	15.3	13.0
Group life	15.1	8.3	33.2	24.2

Summary of Income Related to Insurance and Private Pension

b) Income related to insurance and private pension

Main lines	Premiums and contributions
	01/01 to 12/31/2018	01/01 to 12/31/2017	01/01 to 12/31/2016
Group accident insurance	689	666	776
Individual accident	280	289	212
Commercial multiple peril	52	53	56
Internal Credit	78	64	63
Mandatory insurance for personal injury caused by motor vehicles (DPVAT)	0	24	37
Serious or terminal diseases	188	172	166
Warranty extension - Assets	0	—	112
Disability Savings Pension	291	319	295
PGBL	2,193	2,084	1,955
Credit Life	879	621	570
Income from Uncertain Events	235	177	146
Multiple risks	209	151	162
Home Insurance in Market Policies – Credit Life	288	272	243
Traditional	122	129	142
VGBL	17,154	20,318	18,153
Group life	937	990	1,234
Other lines	502	547	433
Total	24,097	26,876	24,755

Summary of Changes in Technical Provisions

c) Technical provisions balances

	Insurance		Private Pension		Total
	12/31/2018	12/31/2017	12/31/2018	12/31/2017	12/31/2018	12/31/2017
Unearned premiums (PPNG)	2,111	1,883	13	15	2,124	1,898
Mathematical reserve for benefits to be granted (PMBAC) and benefits granted (PMBC)	195	173	195,348	175,992	195,543	176,165
Redemptions and Other Unsettled Amounts (PVR)	12	11	298	264	310	275
Financial surplus (PEF)	2	2	605	604	607	606
Unsettled claims (PSL)	548	560	43	34	591	594
Claims / events incurred but not reported (IBNR)	348	401	25	27	373	428
Related Expenses (PDR)	31	28	98	95	129	123
Other	562	406	948	737	1,510	1,143
Total	3,809	3,464	197,378	177,768	201,187	181,232

d) Change in technical provisions

	12/31/2018			12/31/2017
	Insurance	Private pension	Total	Insurance	Private pension	Total
Opening balance	3,464	177,768	181,232	3,926	150,150	154,076
(+) Additions arising from premiums / contribution	4,340	19,764	24,104	4,059	22,854	26,913
(-) Risk adjustments	(3,937)	(297)	(4,234)	(4,225)	(323)	(4,548)
(-) Payment of claims / benefits	(1,184)	(580)	(1,764)	(1,228)	(472)	(1,700)
(+) Reported claims	1,325	0	1,325	1,291	—	1,291
(-) Redemptions	(1)	(13,771)	(13,772)	(2)	(12,534)	(12,536)
(+/-) Portability of insurances	0	3,758	3,758	—	3,436	3,436
(+) Adjustment of reserves and financial surplus	9	11,622	11,631	16	7,754	7,770
(+) Corporate Reorganization	0	0	0	(282)	—	(282)
(+/-) Other (recognition / reversal)	(207)	(886)	(1,093)	(91)	6,903	6,812
Closing balance	3,809	197,378	201,187	3,464	177,768	181,232

Summary of Deferred Acquisition Costs

V - Deferred acquisition costs

They are recorded in assets and charges are shown in the table below:

	12/31/2018	12/31/2017
Opening Balance	253	429

Increase	1,001	772
Amortization	(845)	(948)

Closening Balance	409	253

Balance to be amortized in up to 12 months	334	209
Balance to be amortized after 12 months	75	44

Summary of Claims Development

The amounts shown in the tables express the position at 12/31/2018, since the actuarial calculations are made semi-annually:

Provision for unsettled claims (PSL) (*)	591
(-) IBNER	170
(-) Reinsurance	35
(-) Retrocession and other estimates	(25)
Liability claims presented in the development table (a + b)	411

(*)	It stated in Note 27lV c at 12/31/2018.

Changes in the amount of obligations of the ITAÚ UNIBANCO HOLDING may occur at the end of each annual reporting period. The table below shows the development by the claims incurred method. The first part of the table shows how the final loss estimate changes through time. The second part of the table reconciles the amounts pending payment and the liability disclosed in the balance sheet.

a) Administratives claims

Occurrence date	12/31/2014	12/31/2015	12/31/2016	12/31/2017	12/31/2018	Total
At the end of reporting period	910	1,009	938	934	992
After 1 year	935	1,054	981	977	0
After 2 years	958	1,082	1,001		0
After 3 years	964	1,091			0
After 4 years	967				0
Current estimate	967	1,091	1,001	977	992
Accumulated payments through base date	962	1,078	978	956	815	4,789
Liabilities recognized in the balance sheet	5	13	23	21	178	240
Liabilities in relation to prior periods					0	12
Total administratives claims					0	252

b) Judicial claims

Occurrence date	12/31/2014	12/31/2015	12/31/2016	12/31/2017	12/31/2018	Total
At the end of reporting period	27	30	26	28	16
After 1 year	37	41	35	40	0
After 2 years	46	52	43		0
After 3 years	54	64			0
After 4 years	60				0
Current estimate	60	64	43	40	16
Accumulated payments through base date	45	49	34	30	10	168
Liabilities recognized in the balance sheet	15	15	10	10	5	55
Liabilities in relation to prior periods					0	104
Total judicial claims					0	159